Recent Accounting Pronouncements and Significant Accounting Policies, Textuals 2 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation Methods	Straight-line basis
Amortization of dry-docking costs	$ 5,898,000	$ 3,684,000	$ 4,945,000
Loss / (Gain) on vessels' sale	66,000	117,000	832,000
Impairment losses	339,000	31,629,000	20,654,000
Unamortized deferred dry-docking costs	0	134,000
Allowance for estimated credit losses	79,000
Discontinued operations [Member]
Property, Plant and Equipment [Line Items]
Amortization of dry-docking costs	68,000	389,000	518,000
Loss / (Gain) on vessels' sale	66,000	117,000	832,000
Impairment losses	$ 0	598,000	0
Container Vessels [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	30 years
Assumed vessel utilization for asset impairment	98.00%
Unamortized deferred dry-docking costs	$ 0	134,000
Impairment for assets held for sale	339	17,434	15,626
Impairment for assets held for use	$ 0	$ 14,195	$ 5,028
Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	25 years
Assumed off hire percentage for asset impairment	90.00%
Tanker and Container Vessels [Member]
Property, Plant and Equipment [Line Items]
Estimated residual scrap value per light-weight ton	$ 350
Assumed time-charter rates for asset impairment	to the extent applicable, on the most recent 10 year average historical rates